Tax Effects of Temporary Differences That Gives Rise to Significant Portions of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax liabilities:
Property, plant and equipment	$ 2,665	$ 4,270	$ 6,501
Goodwill	21,571	18,645	14,013
Other intangible assets	7,369	3,657	970
Other	1,293	1,947	1,111
Total deferred tax liabilities recognized	32,898	28,519	22,595
Deferred tax assets:
Operating loss and tax credits carryforwards	22,186	30,586	29,696
Property, plant and equipment	4,818	4,002	2,739
Accrued expenses and payments on account	29,473	37,620	30,136
Stock compensation	12,959	8,717	6,291
Deferred compensation expense	2,174	1,853	1,187
Other	566	1,244	92
Total deferred tax assets	72,176	84,022	70,141
Valuation allowance for deferred tax assets	(17,184)	(23,145)	(24,348)
Deferred tax assets recognized	54,992	60,877	45,793
Overall net deferred tax asset	$ 22,094	$ 32,358	$ 23,198